Loans and Advances to Customers - Financial assets modified during the period and since initial recognition (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Financial assets modified [abstract]
Amortised cost before modification	€ 2,503
Net Modification loss	(50)
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	€ 908